united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC.,

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2635

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PATRIOT FUND
PORTFOLIO OF INVESTMENTS
December 31, 2018 (Unaudited)
	Shares		Value
		COMMON STOCKS - 95.0%
		AEROSPACE & DEFENSE - 4.6%
	4,030	General Dynamics Corp.	$ 633,556
	4,527	Raytheon Co.	694,216
			1,327,772
		AIRLINE - 2.4%
	14,960	Southwest Airlines Co.	695,341

		BANKING - 6.6%
	27,300	Bank of America Corp.	672,672
	10,907	SunTrust Banks, Inc.	550,149
	14,790	US Bancorp	675,903
			1,898,724
		BIOTECHNOLOGY & PHARMACEUTICALS - 5.6%
	5,521	Johnson & Johnson	712,485
	11,489	Merck & Co., Inc.	877,875
			1,590,360
		CHEMICALS - 2.1%
	7,271	LyondellBasell Industries N.V.	604,656

		CONSUMER PRODUCTS - 2.1%
	14,813	Mondelez International, Inc.	592,964

		ELECTRONICS - 2.7%
	12,163	Keysight Technologies, Inc.	755,079

		GAMING, LODGING & RESTAURANTS - 2.2%
	12,894	Carnival Corp.	635,674

		HARDWARE - 5.2%
	3,591	Apple, Inc.	566,444
	21,158	Cisco Systems, Inc.	916,776
			1,483,220
		HEALTHCARE FACILITIES & SERVICES - 6.0%
	12,945	CVS Health Corp.	848,156
	3,502	UnitedHealth Group, Inc.	872,418
			1,720,574
		INSTITUTIONAL FINANCIAL SERVICES - 2.4%
	8,264	Northern Trust Corp.	690,788

		INSURANCE - 2.6%
	5,646	Chubb Ltd.	729,350

		MEDIA - 5.2%
	474	Alphabet, Inc. - Class A *	490,879
	474	Alphabet, Inc. - Class C *	495,311
	19,453	Viacom, Inc.	499,942
			1,486,132
		MEDICAL EQUIPMENT & DEVICES - 3.5%
	4,471	Thermo Fisher Scientific, Inc.	1,000,565

		OIL, GAS & COAL - 5.7%
	11,844	Continental Resources, Inc. *	476,010
	6,549	EOG Resources, Inc.	571,138
	37,586	Kinder Morgan, Inc.	578,073
			1,625,221
		REAL ESTATE - 2.2%
	15,490	CBRE Group, Inc. *	620,220

		RETAIL - CONSUMER STAPLES - 5.4%
	26,442	Kroger Co.	727,155
	8,704	Wal-Mart Stores, Inc.	810,778
			1,537,933
		RETAIL - DISCRETIONARY - 7.1%
	22,817	eBay, Inc. *	640,473
	3,906	The Home Depot Inc.	671,129
	15,897	TJX Cos., Inc.	711,232
			2,022,834
		SEMICONDUCTORS - 5.4%
	3,015	Broadcom, Inc.	766,654
	8,253	Texas Instruments, Inc.	779,909
			1,546,563
		SOFTWARE - 2.2%
	14,124	Oracle Corp.	637,699

		SPECIALTY FINANCE - 5.6%
	9,969	Discover Financial Services	587,972
	13,729	Fiserv, Inc. *	1,008,944
			1,596,916
		TELECOM - 2.5%
	12,521	Verizon Communications, Inc.	703,931

		TRANSPORTATION & LOGISTICS - 2.6%
	11,923	CSX Corp.	740,776

		UTILITIES - 3.0%
	11,630	American Electric Power Co., Inc.	869,226

		TOTAL COMMON STOCKS (Cost $22,470,047)	27,112,518

		EXCHANGE TRADED FUND - 1.2%
		EQUITY FUND - 1.2%
	1,308	SPDR S&P 500 ETF Trust (Cost $341,511)	326,895

		SHORT-TERM INVESTMENT - 3.9%
		MONEY MARKET FUND - 3.9%
	1,113,919	JPMorgan U.S. Government Money Market Fund - Institutional Class, 1.57% **	1,113,919
		(Cost $1,113,919)

		TOTAL INVESTMENTS - 100.0% (Cost $23,925,477)	$ 28,553,332
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(11,867)
		NET ASSETS - 100.0%	$ 28,541,465

*	Non-income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2018.
N.V. - Naamloze Vennootschap

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).   The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes such as meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2018 for the Fund’s assets and liabilities measured at fair value:

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for security classifications.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS
December 31, 2018 (Unaudited)
Shares				Value
	COMMON STOCKS - 37.6%
	AEROSPACE & DEFENSE - 1.2%
308	Harris Corp.			$41,472
130	Lockheed Martin Corp.			34,039
317	Raytheon Co.			48,612
				124,123
	APPAREL & TEXTILE PRODUCTS - 0.6%
1,653	Hanesbrands, Inc.			20,712
475	PVH Corp.			44,151
				64,863
	AUTOMOTIVE - 0.5%
405	Lear Corp.			49,758

	BANKING - 2.1%
907	BB&T Corp.			39,291
1,406	International Bancshares Corp.			48,366
4,625	Regions Financial Corp.			61,883
597	SunTrust Banks, Inc.			30,113
691	US Bancorp			31,579
				211,232
	BIOTECHNOLOGY & PHARMACEUTICALS - 2.5%
450	AbbVie, Inc.			41,486
281	Amgen, Inc.			54,702
463	Johnson & Johnson			59,750
917	Merck & Co, Inc.			70,068
1,080	Prestige Consumer Healthcare, Inc. *			33,350
				259,356
	CHEMICALS - 1.5%
68	Avery Dennison Corp.			6,108
1,146	Celanese Corp.			103,106
740	Sensient Technologies Corp.			41,329
				150,543
	COMMERCIAL SERVICES - 0.3%
900	Deluxe Corp.			34,596

	CONSUMER PRODUCTS - 0.5%
332	Diageo PLC - ADR			47,078

	CONTAINERS & PACKAGING - 0.1%
133	Packaging Corp. of America			11,100

	DESIGN, MANUFACTURING & DISTRIBUTION - 0.4%
542	SYNNEX Corp.			43,815

	DISTRIBUTORS - CONSUMER STAPLES - 0.9%
643	Sysco Corp.			40,290
905	United Natural Foods, Inc. *			9,584
1,460	US Foods Holding Corp. *			46,194
				96,068
	DISTRIBUTORS - DISCRETIONARY - 0.3%
1,119	LKQ Corp. *			26,554

	ELECTRICAL EQUIPMENT - 1.5%
616	Belden, Inc.			25,730
542	Emerson Electric Co.			32,385
858	Generac Holdings, Inc. *			42,643
588	Ingersoll-Rand PLC			53,643
				154,401
	ENGINEERING & CONSTRUCTION SERVICES - 0.5%
863	Jacobs Engineering Group, Inc.			50,451

	GAMING, LODGING & RESTAURANTS - 0.4%
853	Carnival Corp.			42,053

	HARDWARE - 1.5%
567	Apple, Inc.			89,439
1,479	Cisco Systems, Inc.			64,085
				153,524
	HEALTH CARE FACILITIES & SERVICES - 1.4%
1,234	Acadia Healthcare Co., Inc. *			31,726
644	PRA Health Sciences, Inc. *			59,222
235	UnitedHealth Group, Inc.			58,543
				149,491
	INDUSTRIAL SERVICES - 0.5%
1,340	HD Supply Holdings, Inc. *			50,277

	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
547	Lazard Ltd.			20,190

	INSURANCE - 1.7%
1,396	Aflac, Inc.			63,602
744	American Financial Group, Inc.			67,354
357	Chubb Ltd.			46,117
				177,073
	IRON & STEEL - 0.1%
239	BHP Billiton Ltd. - ADR			11,541

	MACHINERY - 1.4%
370	Caterpillar, Inc.			47,016
49	Deere & Co.			7,309
1,158	Kennametal, Inc.			38,538
637	Regal Beloit Corp.			44,622
				137,485
	MEDIA - 1.9%
638	AMC Networks, Inc. *			35,013
1,516	Juniper Networks, Inc.			40,796
490	Omnicom Group, Inc.			35,888
1,774	TEGNA, Inc.			19,283
565	Walt Disney Co.			61,952
				192,932
	MEDICAL EQUIPMENT & DEVICES - 0.4%
1,213	Catalent, Inc. *			37,821

	METALS & MINING - 0.0%
104	Newmont Mining Corp.			3,604

	OIL & GAS & COAL - 4.2%
180	Anadarko Petroleum Corp.			7,891
257	Apache Corp.			6,746
363	BP PLC - ADR			13,765
148	Cheniere Energy, Inc. *			8,760
417	Chevron Corp.			45,365
68	CNOOC Ltd. - ADR			10,367
122	Concho Resources, Inc. *			12,540
210	ConocoPhillips			13,094
194	Continental Resources, Inc.			7,797
70	Core Laboratories NV			4,176
315	Delek US Holdings, Inc.			10,241
1,586	Denbury Resources, Inc. *			2,712
234	Enbridge Energy Partners LP			7,273
353	Enterprise Products Partners LP			8,680
113	EOG Resources, Inc.			9,855
194	Exxon Mobil Corp.			13,229
68	Goodrich Petroleum Corp. *			918
270	Halliburton Co.			7,177
206	Holly Energy Partners LP			5,883
167	Marathon Petroleum Corp.			9,855
1,814	Murphy Oil Corp.			42,429
1,932	Newfield Exploration Co. *			28,323
818	Occidental Petroleum Corp.			50,209
245	Oil States International, Inc. *			3,499
126	ONEOK Partners LP			6,798
53	Pioneer Natural Resources Co.			6,971
998	Range Resources Corp.			9,551
189	Royal Dutch Shell PLC - ADR			11,013
303	TechnipFMC PLC			5,933
191	TOTAL SA - ADR			9,966
180	TransCanada Corp.			6,426
591	Valero Energy Corp.			44,307
				431,749
	PIPELINES - 0.1%
543	Kinder Morgan, Inc.			8,351

	REAL ESTATE - 1.1%
1,793	CoreCivic, Inc.			31,969
1,658	First Industrial Realty Trust, Inc.			47,850
1,202	Hospitality Properties Trust			28,704
374	Weyerhaeuser Co.			8,176
				116,699
	RETAIL - CONSUMER STAPLES - 0.5%
538	Wal-Mart, Inc.			50,115

	RETAIL - DISCRETIONARY - 1.7%
2,373	Foot Locker, Inc.			126,244
1,465	Macy's, Inc.			43,628
				169,872
	SEMICONDUCTORS - 0.6%
1,331	Intel Corp.			62,464

	SOFTWARE - 2.6%
696	CDK Global, Inc.			33,324
680	j2 Global, Inc.			47,178
669	Microsoft Corp.			67,950
1,661	Open Text Corp.			54,149
683	Synopsys, Inc. *			57,536
				260,137
	SPECIALTY FINANCE - 1.1%
217	Alliance Data Systems Corp.			32,567
1,034	Fidelity National Financial, Inc.			32,509
4,782	Navient Corp.			42,130
				107,206
	TECHNOLOGY SERVICES - 1.8%
373	Automatic Data Processing, Inc.			48,908
427	MSCI, Inc.			62,953
561	Paychex, Inc.			36,549
1,854	Sabre Corp.			40,121
				188,531
	TELECOM - 0.4%
755	Verizon Communications, Inc.			42,446

	UTILITIES - 1.0%
635	Pinnacle West Capital Corp.			54,102
1,771	PPL Corp.			50,172
				104,274

	TOTAL COMMON STOCKS (Cost $3,412,991)			3,841,773

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 4.4%
	EXPLORATION & PRODUCTION - 0.0%
203,000	Goodrich Petroleum Escrow * (b) (c)	0.000	10/1/2029	- +

	FINANCIAL SERVICES - 2.4%
250,000	Prospect Capital Corp.	5.875	1/15/2019	251,151

	SOFTWARE & SERVICES - 1.0%
100,000	Nuance Communications	2.750	11/1/2031	98,246

	TRANSPORTATION & LOGISTICS - 1.0%
108,000	Scorpio Tankers, Inc., 144A	2.375	7/1/2019	104,276

	TOTAL CONVERTIBLE BONDS (Cost $436,976)			453,673

Shares
	EXCHANGE TRADED FUNDS - 1.2%
	FIXED INCOME EMERGING MARKET - 0.9%
850	iShares JP Morgan USD Emerging Markets Bond ETF			88,323

	MATERIALS - 0.2%
141	iShares Global Timber & Forestry ETF			8,055
395	VanEck Vectors Gold Miners ETF			8,331
				16,386
	PRECIOUS METALS - 0.1%
113	SPDR Gold Shares *			13,701

	TOTAL EXCHANGE TRADED FUNDS (Cost $127,492)			118,410

	MUTUAL FUNDS - 30.5%
	CLOSED-END FUND - 3.2%
	BANK LOANS - 3.1%
24,757	Highland Floating Rate Opportunities Fund			316,890

	PRECIOUS METALS - 0.1%
1,119	Sprott Physical Silver Trust - Trust Unit *			6,255

	OPEN-END FUNDS - 27.3%
	BLEND BROAD MARKET - 27.3%
190,299	Patriot Fund - Class A #			2,785,981

	TOTAL MUTUAL FUNDS (Cost $3,224,730)			3,109,126

Principal Amount ($)		Coupon Rate (%)	Maturity
	NON-CONVERTIBLE BONDS - 20.0%
	CASINOS & GAMING - 1.4%
150,000	Wynn Las Vegas Capital Corp., 144a	5.500	3/1/2025	140,250

	CHEMICALS - 1.1%
110,000	The Valspar Corp.	7.250	6/15/2019	111,924

	CONSUMER FINANCE - 2.0%
210,000	American Express Credit Corp.	2.200	3/3/2020	207,778

	DEPARTMENT STORES - 0.9%
100,000	Macy's Retail Holdings, Inc.	2.875	2/15/2023	92,680

	ELECTRICAL EQUIPMENT MANUFACTURING - 2.1%
210,000	General Electric Co.	4.625	1/7/2021	210,642

	ENTERTAINMENT CONTENT - 1.2%
115,000	Viacom, Inc.	5.625	9/15/2019	116,958

	FINANCIAL SERVICES - 0.5%
51,000	Goldman Sachs Group, Inc.	5.250	7/27/2021	52,962

	HARDWARE - 2.3%
192,000	Dell, Inc.	4.625	4/1/2021	189,600
150,000	Xerox Corp.	3.500	8/20/2020	145,584
				335,184
	MASS MERCHANTS - 0.3%
35,000	Wal-Mart Stores, Inc.	4.125	2/1/2019	35,027

	PHARMACEUTICALS - 1.0%
100,000	Allergan Funding SCS	3.450	3/15/2022	98,478

	PIPELINES - 1.4%
70,000	Kinder Morgan Energy Partners LP	5.300	9/15/2020	71,922
70,000	Kinder Morgan, Inc.	6.500	9/15/2020	73,359
				145,281
	RETAIL - CONSUMER DISCRETIONARY - 0.9%
92,000	eBay, Inc.	2.200	8/1/2019	91,402

	SOFTWARE & SERVICES - 2.0%
210,000	Equifax, Inc.	2.300	6/1/2021	203,789

	WIRELESS TELECOMMUNICATIONS SERVICES - 1.9%
200,000	AT&T, Inc.	2.450	6/30/2020	197,469

	TOTAL NON-CONVERTIBLE BONDS (Cost $2,081,938)			2,039,824

		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT TREASURY OBLIGATIONS - 3.1%
250,000	United States Treasury Inflation Indexed Note	0.125	7/15/2022	267,078
100,000	United States Treasury Inflation Indexed Note	0.625	1/15/2024	106,717
43,000	United States Treasury Inflation Indexed Note	1.375	1/15/2020	49,978
	TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (Cost $438,111)			423,773
Shares
	WARRANT - 0.0%
584	Goodrich Petroleum Corporation (Cost $97,024) * (b)		10/12/2026	-

	TOTAL INVESTMENTS - 97.8% (Cost $9,819,262)			$9,986,579
	OTHER ASSETS LESS LIABILITIES - 2.2%			224,865
	NET ASSETS - 100.0%			$10,211,444

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2018.
+ Security is worth less that one US dollar.
# Affiliated Fund
LP - Limited Partnership
N.V. - Naamloze Vennootschap
PLC - Public Limited Company
ADR - American Depositary Receipt.
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At December 31, 2018 144A securities amounted to $244,526 or 2.4% of net assets.
(a) Principal Amount of security is adjusted for inflation factor.
(b) Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securities is $0 or 0.0% of net assets.
(c) Defaulted security.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).   The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.

Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$3,841,773	$-	$-	$3,841,773
Convertible Bonds	-	453,673	**	453,673
Exchange Traded Funds	118,410	-	-	118,410
Mutual Funds	3,109,126	-	-	3,109,126
Non-Convertible Bonds	-	2,039,824	-	2,039,824
U.S. Government Treasury Obligations	-	423,773	-	423,773
Warrant	-	-	**	-
Total	$7,069,309	$2,917,270	$-	$9,986,579

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for security classifications.
The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized within Level 3 of the fair value hierarchy as of December 31, 2018:

Patriot Balanced Fund

	Convertible Bonds	Warrant
Beginning Balance	$-	$-
Total realized gain (loss)	-	-
Appreciation (Depreciation)	-	-
Cost of Purchases	-	-
Proceeds from Sales	-	-
Accrued Interest	-	-
Net transfers in/out of level 3	-	-
Ending Balance	$-	$-

Significant unobservable valuation inputs for Level 3 investments as of December 31, 2018, are as follows:
	Fair Value at		Valuation
	December 31, 2018		Technique	Unobservable Inputs
Patriot Balanced Fund
Convertible Bonds
Goodrich Petroleum Escrow	$-	**	Bankruptcy	Potential future cash payments

Warrant:
Goodrich Petroleum Corporation +	-	**	Bankruptcy	Potential future cash payments
$-

** There is a convertible bond and a warrant, both valued at $0 at December 31, 2018.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$9,838,784	$899,612	$(751,817)	$147,795

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf , Principal Executive Officer/President

Date 2/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf , Principal Executive Officer/President

Date 2/28/2019

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 2/28/2019